Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net income (loss)	$ (22,022)	$ (14,044)	$ (21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	60,435	58,351	77,248	78,001	72,762
Amortization of intangibles, deferred financing costs and bond premium	13,800	13,339	22,000	16,295	16,692
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	584	593	899	213	1,546
Provision for inventory obsolescence	236	99	134	105	(1)
Non-cash stock-based compensation expense	3,225	3,294	4,276	7,333	1,330
Non-cash gain on trade-in of recalled equipment	(15,872)	(8,360)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,237)	(1,297)	(1,896)	(145)	158
Deferred income taxes	(3,557)	(6,717)	(8,728)	1,401	(11,767)
Changes in operating assets and liabilities:
Accounts receivable	(3,630)	(4,328)	(6,670)	(96)	(7,511)
Inventories	(1,910)	(267)	(73)	370	392
Other operating assets	(250)	(759)	184	(445)	(609)
Accounts payable	3,178	813	5,358	1,802	1,097
Other operating liabilities	6,294	15,350	608	433	472
Net cash provided by operating activities	51,613	56,067	57,691	76,156	55,988
Cash flows from investing activities:
Medical equipment purchases	(41,901)	(60,563)	(77,561)	(70,671)	(48,827)
Property and office equipment purchases	(4,783)	(5,861)	(9,557)	(6,327)	(4,700)
Proceeds from disposition of property and equipment	5,675	2,599	3,869	2,793	3,119
Acquisitions, net of cash acquired	(14,418)	(65,039)	(69,970)
Net cash used in investing activities	(55,427)	(128,864)	(153,219)	(74,205)	(50,550)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	132,250	166,250	146,529	78,000
Payments under senior secured credit facility	(96,200)	(185,150)	(204,650)	(132,029)	(88,600)
Payments of principal under capital lease obligations	(4,909)	(4,286)	(5,835)	(5,052)	(4,477)
Purchase of Refinanced Bonds	(405,000)	(4,340)
Payment of deferred financing costs	(9,983)	(4,340)	(4,458)	(1,746)
Payments on acquired debt	(4,163)		(472)
Proceeds from issuance of bonds	425,000	178,938	178,938
Cash paid to non controlling interests	(571)	(291)	(451)
Proceeds from exercise of parent company stock options	150	41	41	28
Dividend and equity distribution Payments	(763)	(32,729)	(32,729)
Tender premium for purchase of notes	(9,798)
Change in book overdrafts	(1,648)	755	48	264	(3,867)
Contributions from new members to limited liability companies		7	7
Accrued interest received from bondholders		661	661
Net cash provided by financing activities	5,115	85,856	96,689	(1,951)	(17,444)
Net change in cash and cash equivalents	1,301	13,059	1,161		(12,006)
Cash and cash equivalents at the beginning of period	1,161				12,006
Cash and cash equivalents at the end of period	2,462	13,059	1,161
Parent Issuer UHS
Cash flows from operating activities:
Consolidated net income (loss)	(20,650)	(14,944)	(20,585)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	56,903	75,004
Amortization of intangibles, deferred financing costs and bond premium	11,411	11,985	15,964
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	366	598	907
Provision for inventory obsolescence	219	99	134
Non-cash stock-based compensation expense	3,225	3,294	4,276
Non-cash gain on trade-in of recalled equipment	(15,872)	(8,360)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,252)	(1,303)	(1,902)
Deferred income taxes	(2,210)	(7,151)	(7,342)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(4,443)	(5,843)
Due from (to) affiliates	(25,313)	2,162	(3,089)
Inventories	(1,479)	(346)	(53)
Other operating assets	(404)	(806)	(715)
Accounts payable	3,927	995	5,955
Other operating liabilities	6,747	14,610	(284)
Net cash provided by operating activities	27,113	53,293	48,717
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(59,537)	(75,747)
Property and office equipment purchases	(4,559)	(5,834)	(9,488)
Proceeds from disposition of property and equipment	5,675	2,594	3,864
Acquisitions, net of cash acquired	(436)	(66,519)	(66,519)
Net cash used in investing activities	(38,064)	(129,296)	(147,890)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	132,250	166,250
Payments under senior secured credit facility	(96,200)	(185,150)	(204,650)
Payments of principal under capital lease obligations	(3,807)	(3,223)	(4,267)
Purchase of Refinanced Bonds	(405,000)
Payment of deferred financing costs	(9,983)	(4,340)	(4,458)
Proceeds from issuance of bonds	425,000	178,938	178,938
Proceeds from exercise of parent company stock options	150	41	41
Dividend and equity distribution Payments	(763)	(32,729)	(32,729)
Tender premium for purchase of notes	(9,798)
Change in book overdrafts	(1,648)	755	48
Accrued interest received from bondholders		661	661
Net cash provided by financing activities	10,951	87,203	99,173
Net change in cash and cash equivalents		11,200
Cash and cash equivalents at the end of period		11,200
Subsidiary Guarantor Surgical Services
Cash flows from operating activities:
Consolidated net income (loss)	(1,372)	900	(1,354)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	3,835	1,448	2,244
Amortization of intangibles, deferred financing costs and bond premium	2,389	1,354	6,036
Provision for doubtful accounts	218	(5)	(8)
Provision for inventory obsolescence	17
Loss (gain) on sales and disposals of equipment	15	6	6
Deferred income taxes	(1,347)	434	(1,386)
Changes in operating assets and liabilities:
Accounts receivable	(3,089)	115	(827)
Due from (to) affiliates	25,313	(2,162)	3,089
Inventories	(431)	79	(20)
Other operating assets	154	47	899
Accounts payable	(749)	(182)	(597)
Other operating liabilities	(453)	740	892
Net cash provided by operating activities	24,500	2,774	8,974
Cash flows from investing activities:
Medical equipment purchases	(3,157)	(1,026)	(1,814)
Property and office equipment purchases	(224)	(27)	(69)
Proceeds from disposition of property and equipment		5	5
Acquisitions, net of cash acquired	(13,982)		(4,931)
Net cash used in investing activities	(17,363)	(1,048)	(6,809)
Cash flows from financing activities:
Payments of principal under capital lease obligations	(1,102)	(1,063)	(1,568)
Payments on acquired debt	(4,163)		(472)
Cash paid to non controlling interests	(571)	(291)	(451)
Contributions from new members to limited liability companies		7	7
Net cash provided by financing activities	(5,836)	(1,347)	(2,484)
Net change in cash and cash equivalents	1,301	379	(319)
Cash and cash equivalents at the beginning of period	1,161	1,480	1,480
Cash and cash equivalents at the end of period	2,462	1,859	1,161
Consolidating Adjustments
Cash flows from investing activities:
Acquisitions, net of cash acquired		1,480	1,480
Net cash used in investing activities		1,480	1,480
Cash flows from financing activities:
Net change in cash and cash equivalents		1,480	1,480
Cash and cash equivalents at the beginning of period		$ (1,480)	$ (1,480)